Statements of Changes in Net Assets - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Increase (decrease) in net assets from operations
Net investment loss	$ (197,488)		$ (207,248)		$ (432,565)		$ (362,552)		$ (825,943)		$ (146,347)
Net realized (loss) gain on investment in SOL	(18,399)		296		41,616		(58,935)		(42,142)		(1,100,014)
Net change in unrealized appreciation (depreciation) on investment in SOL	6,542,172		(8,872,705)		(7,150,999)		6,975,814		17,519,388		14,321,181
Net increase (decrease) in net assets resulting from operations	6,326,285		(9,079,657)		(7,541,948)		6,554,327		16,651,303		13,074,820
Increase in net assets from capital transactions
Subscriptions			814,064		424,124		982,947		1,673,972		5,949,925
Redemptions											(237)
Net increase in net assets resulting from capital transactions			814,064		424,124		982,947		1,673,972		5,949,688
Net increase (decrease) in net assets	6,326,285		(8,265,593)		(7,117,824)		7,537,274		18,325,275		19,024,508
Net assets at the beginning of the period	25,157,655		36,079,356		38,601,764		20,276,489		20,276,489		1,251,981
Net assets at the end of the period	$ 31,483,940		$ 27,813,763		$ 31,483,940		$ 27,813,763		$ 38,601,764		$ 20,276,489
Change in shares issued and outstanding
Shares issued at the beginning of the year	6,453,629	[1]	6,057,075	[1]	6,362,414	[1]	6,009,450	[1],[2],[3]	6,009,450	[1],[2],[3]	3,794,790	[3]
Shares outstanding at the beginning of the year	6,453,629	[1]	6,057,075	[1]	6,362,414	[1]	6,009,450	[1],[2],[3]	6,009,450	[1],[2],[3]	3,794,790	[3]
Subscriptions			$ 168,425		$ 91,215		$ 216,050		$ 352,964		$ 2,214,990
Redemptions											$ (330)	[4]
Shares issued at the end of the year	6,453,629		6,225,500		6,453,629		6,225,500		6,362,414	[1]	6,009,450	[1],[2],[3]
Shares outstanding at the end of the year	6,453,629		6,225,500		6,453,629		6,225,500		6,362,414	[1]	6,009,450	[1],[2],[3]

[1]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[2]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024. See Note 2.
[3]	Shares have been adjusted retroactively to reflect the 15:1 stock split effective June 5, 2024 and the 1:20 reverse stock split effective March 24, 2023. See Note 2.
[4]	Partial shares redemptions in connection with reverse split. See Note 2.